Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial assets	$ 2,923,319	$ 2,948,360
Financial liabilities
Financial liabilities	2,682,252	2,711,852
Loans and advances to customers	930,658	938,535	$ 923,561
Customer accounts	1,654,955	1,611,647	$ 1,570,303
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	716,826	673,500
Amounts offset	(284,056)	(268,090)
Net amounts in the balance sheet	432,770	405,410
Financial instruments	(386,590)	(363,801)
Cash collateral	(30,573)	(24,510)
Net amount	15,607	17,099
Amounts not subject to enforceable netting arrangements	55,775	43,725
Financial liabilities	488,545	449,135
Derivatives
Financial liabilities
Gross amounts	369,287	344,799
Amounts offset	(112,746)	(116,486)
Net amounts in the balance sheet	256,541	228,313
Financial instruments	(221,232)	(198,640)
Cash collateral	(30,334)	(23,748)
Net amount	4,975	5,925
Amounts not subject to enforceable netting arrangements	7,907	6,459
Financial liabilities	264,448	234,772
Cash margins pledged	5,614	7,142
Trading liabilities
Financial liabilities
Gross amounts	18,482	15,686
Amounts offset	(157)	(172)
Net amounts in the balance sheet	18,325	15,514
Financial instruments	(18,326)	(15,453)
Cash collateral	0	0
Net amount	(1)	61
Amounts not subject to enforceable netting arrangements	6	6
Financial liabilities	18,331	15,520
– non-trading liabilities
Financial liabilities
Gross amounts	287,648	270,493
Amounts offset	(154,613)	(135,640)
Net amounts in the balance sheet	133,035	134,853
Financial instruments	(131,719)	(134,095)
Cash collateral	(164)	(669)
Net amount	1,152	89
Amounts not subject to enforceable netting arrangements	47,845	37,247
Financial liabilities	180,880	172,100
Customer accounts
Financial liabilities
Gross amounts	41,409	42,522
Amounts offset	(16,540)	(15,792)
Net amounts in the balance sheet	24,869	26,730
Financial instruments	(15,313)	(15,613)
Cash collateral	(75)	(93)
Net amount	9,481	11,024
Amounts not subject to enforceable netting arrangements	17	13
Financial liabilities	24,886	26,743
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	818,482	770,720
Amounts offset	(284,056)	(268,090)
Net amounts in the balance sheet	534,426	502,630
Financial instruments	(500,458)	(473,109)
Cash collateral	(23,147)	(23,133)
Net amount	10,821	6,388
Amounts not subject to enforceable netting arrangements	30,047	29,015
Financial assets	564,473	531,645
Derivatives
Financial assets
Gross amounts	372,699	341,473
Amounts offset	(112,746)	(116,486)
Net amounts in the balance sheet	259,953	224,987
Financial instruments	(230,133)	(198,743)
Cash collateral	(22,730)	(22,926)
Net amount	7,090	3,318
Amounts not subject to enforceable netting arrangements	8,684	4,727
Financial assets	268,637	229,714
Financial liabilities
Cash margins received	5,303	5,105
Trading assets
Financial assets
Gross amounts	25,077	29,152
Amounts offset	(637)	(602)
Net amounts in the balance sheet	24,440	28,550
Financial instruments	(24,428)	(28,513)
Cash collateral	(10)	(34)
Net amount	2	3
Amounts not subject to enforceable netting arrangements	757	2,633
Financial assets	25,197	31,183
– non-trading assets
Financial assets
Gross amounts	386,124	365,922
Amounts offset	(154,133)	(135,210)
Net amounts in the balance sheet	231,991	230,712
Financial instruments	(230,584)	(230,240)
Cash collateral	(332)	(80)
Net amount	1,075	392
Amounts not subject to enforceable netting arrangements	20,602	21,653
Financial assets	252,593	252,365
Loans and advances to customers
Financial assets
Gross amounts	34,582	34,173
Amounts offset	(16,540)	(15,792)
Net amounts in the balance sheet	18,042	18,381
Financial instruments	(15,313)	(15,613)
Cash collateral	(75)	(93)
Net amount	2,654	2,675
Amounts not subject to enforceable netting arrangements	4	2
Financial assets	$ 18,046	$ 18,383